As filed with the Securities and Exchange Commission on April 7, 1997

                    1933 Act Registration No.  33-99124
                    1940 Act Registration No. 811- 9132

                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/
Post-Effective Amendment No. 3                                        /x/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/
Amendment No. 5                                                       /x/

                     (Check appropriate box or boxes)

                        JWB AGGRESSIVE GROWTH FUND
            (Exact name of registrant as specified in Charter)
                          Century Square Building
                      1188 Bishop Street, Suite 1712
                            Honolulu, HI  96813
                 (Address of Principal Executive Offices)

                      Registrant's Telephone Number,
                    including Area Code:  808-524-0577

                              John W. Bagwell
                           JWB Management Corp.
                      1188 Bishop Street, Suite #1712
                            Honolulu, HI  96813

It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b), or
------
        60 days after filing pursuant to paragraph (a) (1), or
------
        on                    pursuant to paragraph (a) (1)
------     ------------------
        75 days after filing pursuant to paragraph (a) (2)
------
  X     on April 30, 1997 pursuant to paragraph (a)(2) of Rule 485
------     --------------

If appropriate check the following box:
____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant filed a declaration of indefinite registration of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended on February 28, 1997.

The cross-reference sheet, Part A, Part B and Part C are incorporated by reference from the Registrant's Post Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-99124) as filed with the Securities and Exchange Commission on February 28, 1997.

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Item 31. Management Services.

     JWB Management Corp. has engaged the services of Brown Legal Resources, Inc., 152R Main Street, Wenham, MA 01984, to provide certain administrative legal assistance to the management of the Fund. Brown Legal Resources will be providing compliance instructions, assisting with Board of Trustees materials on a quarterly basis and providing assistance with all other regulatory filings required for the Trust.

Item 32. Undertakings.
     (c) Registrant undertakes to furnish each person to whom a prospectus
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     is delivered with a copy of the Registrant's latest annual report to
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     shareholders upon request and without cost.
     -------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, as amended) has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Honolulu, and State of Hawaii on the 7th day of March, 1997.

                                        JWB Aggressive Growth Fund
                                        By: /s/ John W. Bagwell
                                            John W. Bagwell
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                          Date

/s/ John W. Bagwell                               4/7/97
-------------------                               ------
John W. Bagwell
Trustee and President of the Fund

/s/ John W. Bagwell*                              4/7/97
-------------------                               ------
Gregory P. Lussier
Trustee and Chief Financial Officer of the Fund

/s/ John W. Bagwell*                              4/7/97
-------------------                               ------
Denise Beebe Throntveit
Trustee

/s/ John W. Bagwell*                              4/7/97
-------------------                               ------
Roger Y. Dewa
Trustee and Secretary

/s/ John W. Bagwell*                              4/7/97
-------------------                               ------
Scott Hadley
Trustee

/s/ John W. Bagwell*                              4/7/97
-------------------                               ------
Wallace Y. Watanbe
Trustee

/s/ John W. Bagwell*                              4/7/97
-------------------                               ------
Terry S. Krznarich, M.D.
Trustee



* Signed as attorney in fact.

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